Leases	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases

12. Leases

The Group has operating leases mainly for office spaces.

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30,
	2025	2026
	RMB	RMB
Right-of-use assets	471,078	494,205
Amortization of right-of-use assets	(244,706)	(218,087)
Impairment of right-of-use assets	-	(276,118)
Right-of-use assets, net	226,372	-

Lease liabilities-current	219,202	250,201
Lease liabilities-non current	-	-
Total lease liabilities	219,202	250,201

Weighted average remaining lease term	1.2 years	1.1 year
Weighted average discount rate	3.63%	3.12%

Amortization expenses of right-of-use assets for the years ended June 30, 2024, 2025 and 2026 were RMB281,066, RMB244,706 and RMB334,432, respectively.

During the year ended June 30, 2026, the Group identified indicators of impairment related to its right-of-use assets, as a result of a recurring decline in business operations. The Group performed an impairment assessment in accordance with ASC 360 and recognized an impairment loss of RMB276,118 for the year ended June 30, 2026, representing the excess of the carrying amount of the relevant asset group over its estimated fair value. The Group determined the fair value of the right-of-use assets using the discounted cash flow method, which incorporated significant assumptions regarding projected revenue growth rates, projected operating margins and the discount rate. The impairment loss was recognized in the consolidated statements of operations and comprehensive loss under “Impairment loss on long-lived assets” for the year ended June 30, 2026.

For the years ended June 30, 2024, 2025 and 2026, the lease expense was as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Operating leases expense excluding short-term lease expense	286,964	251,303	228,284
Short-term lease expense	32,655	8,160	74,653
Total	319,619	259,463	302,937

Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Group’s operating leases as of June 30, 2026:

RMB
2027	254,201
Total lease payments	254,201
Less: imputed interest	(4,000)
Total	250,201

The following is a schedule of future minimum payments under the Group’s operating leases as of June 30, 2025:

RMB
2026	221,765
Total lease payments	221,765
Less: imputed interest	2,563
Total	219,202